Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

December 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.7%
Financials – 22.9%
Banks – 18.1%
Banco Bilbao Vizcaya Argentaria SA	10,954,790	$107,186,357
Barclays PLC	62,358,630	208,601,782
BNP Paribas SA	1,093,980	67,166,824
China Merchants Bank Co., Ltd. - Class H	23,632,500	120,629,221
Erste Group Bank AG	3,169,109	196,155,376
Eurobank Ergasias Services and Holdings SA	21,562,760	49,697,555
HDFC Bank Ltd.	3,377,455	69,813,321
Industrial & Commercial Bank of China Ltd. - Class H	97,062,000	64,709,541
KB Financial Group, Inc.	1,949,460	109,775,959
NatWest Group PLC	17,124,230	85,813,812
Oversea-Chinese Banking Corp., Ltd.	13,676,100	167,027,216
Resona Holdings, Inc.	7,501,900	54,079,511
Sumitomo Mitsui Financial Group, Inc.	2,435,600	58,454,954
UniCredit SpA	1,876,490	75,150,302

		1,434,261,731

Capital Markets – 3.3%
3i Group PLC	3,776,120	168,087,232
Singapore Exchange Ltd.	10,189,900	94,986,224

		263,073,456

Insurance – 1.5%
NN Group NV	2,643,500	115,279,143

		1,812,614,330

Industrials – 18.3%
Aerospace & Defense – 3.8%
BAE Systems PLC	9,608,900	137,842,279
MTU Aero Engines AG	252,930	84,477,498
Saab AB - Class B	3,893,710	82,263,426

		304,583,203

Construction & Engineering – 0.8%
WSP Global, Inc.	366,490	64,494,285

Electrical Equipment – 6.3%
ABB Ltd. (REG)	1,741,500	94,038,327
Fuji Electric Co., Ltd.	1,321,800	70,665,682
Prysmian SpA	3,273,250	209,475,950
Schneider Electric SE	496,690	123,653,845

		497,833,804

Ground Transportation – 0.9%
Canadian Pacific Kansas City Ltd. (Toronto)	1,004,270	72,715,170

Machinery – 2.8%
Kawasaki Heavy Industries Ltd.	2,738,900	124,767,297
Mitsubishi Heavy Industries Ltd.	6,985,500	97,405,420

		222,172,717

Professional Services – 3.7%
Computershare Ltd.	1,972,470	41,434,664
RELX PLC (London)	3,982,210	180,429,789
Wolters Kluwer NV	403,290	67,004,340

		288,868,793

		1,450,667,972

Company	Shares	U.S. $ Value

Information Technology – 14.0%
Communications Equipment – 0.9%
Xiaomi Corp.(a) (b)	16,421,800	$72,022,907

IT Services – 1.2%
Elm Co.	151,990	45,102,691
Wix.com Ltd.(b)	224,560	48,179,348

		93,282,039

Semiconductors & Semiconductor Equipment – 8.4%
ASML Holding NV	62,940	44,085,329
MediaTek, Inc.	2,280,000	98,016,570
Renesas Electronics Corp.(b)	3,419,700	43,276,360
SK Hynix, Inc.	701,760	80,414,898
Taiwan Semiconductor Manufacturing Co., Ltd.	10,512,000	341,640,241
Tokyo Electron Ltd.	407,100	61,194,978

		668,628,376

Software – 3.0%
SAP SE	956,410	235,252,084

Technology Hardware, Storage & Peripherals – 0.5%
Wiwynn Corp.	521,000	41,360,799

		1,110,546,205

Consumer Discretionary – 10.9%
Automobiles – 2.4%
Honda Motor Co., Ltd.	9,380,500	89,309,908
Subaru Corp.	5,756,700	102,286,835

		191,596,743

Hotels, Restaurants & Leisure – 2.4%
Aristocrat Leisure Ltd.	1,605,615	67,805,976
Booking Holdings, Inc.	23,870	118,596,186

		186,402,162

Household Durables – 0.7%
Midea Group Co., Ltd. - Class A	5,567,639	57,361,687

Specialty Retail – 3.2%
Industria de Diseno Textil SA	3,739,870	191,570,831
Pop Mart International Group Ltd.(a)	5,100,200	58,315,044

		249,885,875

Textiles, Apparel & Luxury Goods – 2.2%
adidas AG	273,740	67,330,254
ANTA Sports Products Ltd.	5,543,800	54,752,228
Hermes International SCA	21,840	52,402,229

		174,484,711

		859,731,178

Company	Shares	U.S. $ Value

Health Care – 8.2%
Health Care Equipment & Supplies – 1.4%
ResMed, Inc.	4,993,600	$113,317,042

Health Care Providers & Services – 1.5%
Fresenius SE & Co. KGaA(b)	3,413,959	118,501,786

Pharmaceuticals – 5.3%
Novo Nordisk A/S - Class B	3,355,530	289,521,267
Roche Holding AG (Genusschein)	343,840	96,139,937
Sanofi SA	351,210	34,141,391

		419,802,595

		651,621,423

Communication Services – 6.2%
Diversified Telecommunication Services – 0.8%
Nippon Telegraph & Telephone Corp.	64,554,700	64,481,357

Entertainment – 2.5%
Capcom Co., Ltd.	2,138,600	46,522,072
Konami Group Corp.	711,500	66,575,198
NetEase, Inc.	4,506,800	80,220,240

		193,317,510

Interactive Media & Services – 2.6%
Tencent Holdings Ltd.	3,867,600	206,424,724

Wireless Telecommunication Services – 0.3%
Etihad Etisalat Co.	1,750,460	24,850,143

		489,073,734

Energy – 4.7%
Oil, Gas & Consumable Fuels – 4.7%
ENEOS Holdings, Inc.	12,211,200	64,061,855
Petroleo Brasileiro SA (Preference Shares)	12,142,100	71,814,193
Repsol SA	7,165,930	87,194,727
Shell PLC	4,707,600	146,740,568

		369,811,343

Consumer Staples – 4.4%
Consumer Staples Distribution & Retail – 3.9%
BIM Birlesik Magazalar AS	2,324,360	34,729,210
Loblaw Cos., Ltd.	1,584,600	208,535,102
Tesco PLC	14,375,660	66,118,667

		309,382,979

Personal Care Products – 0.5%
Unilever PLC (London)	724,670	41,176,178

		350,559,157

Materials – 3.1%
Chemicals – 0.5%
Yunnan Yuntianhua Co., Ltd. - Class A	12,866,700	39,306,489

Construction Materials – 1.9%
CRH PLC	1,636,130	151,374,748

Company	Shares	U.S. $ Value

Metals & Mining – 0.7%
Sumitomo Metal Mining Co., Ltd.	2,378,000	$54,215,902

		244,897,139

Real Estate – 2.6%
Real Estate Management & Development – 2.0%
CapitaLand Investment Ltd./Singapore	10,614,000	20,347,667
Emaar Properties PJSC	38,670,670	135,464,956

		155,812,623

Retail REITs – 0.6%
CapitaLand Integrated Commercial Trust	35,330,700	49,823,725

		205,636,348

Utilities – 2.4%
Electric Utilities – 1.9%
Enel SpA	20,957,400	149,555,584

Water Utilities – 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,739,300	39,183,650

		188,739,234

Total Common Stocks (cost $6,397,991,073)		7,733,898,063

SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.43%(c) (d) (e) (cost $163,622,583)	163,622,583	163,622,583

Total Investments – 99.7% (cost $6,561,613,656)(f)		7,897,520,646
Other assets less liabilities – 0.3%		20,060,444

Net Assets – 100.0%		$7,917,581,090

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	252,148	AUD	385,613	02/05/2025	$(13,466,320)
Bank of America, NA	GBP	293,584	USD	376,854	01/16/2025	9,357,304
Bank of America, NA	USD	11,662	CLP	11,233,560	01/16/2025	(367,948)
Bank of America, NA	USD	49,099	MXN	1,001,381	02/20/2025	(1,462,649)
Bank of America, NA	TWD	2,481,151	USD	76,853	02/27/2025	1,328,244
Barclays Bank PLC	USD	8,875	GBP	6,996	01/16/2025	(118,578)
Barclays Bank PLC	USD	21,553	KRW	30,852,552	01/17/2025	(657,533)
Barclays Bank PLC	USD	29,344	MYR	128,127	01/21/2025	(734,098)
Barclays Bank PLC	TRY	704,161	USD	19,399	01/22/2025	(135,772)
Barclays Bank PLC	USD	14,614	PHP	844,712	01/23/2025	(108,975)
Barclays Bank PLC	USD	1,695	AUD	2,642	02/05/2025	(59,272)
Barclays Bank PLC	USD	37,244	TWD	1,201,503	02/27/2025	(671,469)
Barclays Bank PLC	USD	387,653	INR	33,002,104	03/06/2025	(4,550,425)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
BNP Paribas SA	AUD	21,750	USD	13,801	02/05/2025	$338,811
BNP Paribas SA	CAD	43,121	USD	30,968	02/05/2025	933,175
BNP Paribas SA	SGD	25,828	USD	19,071	02/14/2025	125,565
BNP Paribas SA	USD	58,909	ZAR	1,074,986	02/14/2025	(2,167,566)
BNP Paribas SA	CHF	31,871	USD	35,738	02/27/2025	415,709
BNP Paribas SA	USD	34,913	EUR	33,361	02/27/2025	(275,343)
BNP Paribas SA	USD	18,386	TWD	600,000	02/27/2025	(122,614)
Citibank, NA	USD	23,015	GBP	18,339	01/16/2025	(58,630)
Citibank, NA	KRW	75,375,591	USD	56,288	01/17/2025	5,237,850
Citibank, NA	USD	37,850	IDR	592,290,276	01/24/2025	(1,305,442)
Citibank, NA	CAD	29,255	USD	20,596	02/05/2025	219,442
Citibank, NA	USD	21,325	AUD	33,250	02/05/2025	(744,608)
Citibank, NA	USD	16,204	NZD	27,640	02/05/2025	(736,779)
Citibank, NA	ILS	104,429	USD	28,952	02/20/2025	191,854
Citibank, NA	TWD	2,481,151	USD	76,892	02/27/2025	1,367,542
Deutsche Bank AG	AUD	47,756	USD	30,302	02/05/2025	742,597
Deutsche Bank AG	SEK	219,902	USD	20,146	02/05/2025	235,708
Deutsche Bank AG	USD	32,601	EUR	31,176	02/27/2025	(232,045)
Goldman Sachs Bank USA	USD	54,981	KRW	75,375,591	01/17/2025	(3,930,158)
HSBC Bank USA	CNH	1,003,574	USD	138,865	01/23/2025	2,075,416
HSBC Bank USA	USD	50,847	CNH	370,295	01/23/2025	(374,758)
HSBC Bank USA	USD	15,449	PLN	63,682	01/24/2025	(41,394)
HSBC Bank USA	USD	37,910	AUD	59,780	02/05/2025	(908,353)
HSBC Bank USA	USD	331,967	CAD	459,638	02/05/2025	(11,816,246)
HSBC Bank USA	USD	84,822	SEK	925,735	02/05/2025	(1,003,663)
HSBC Bank USA	SGD	324,752	USD	241,720	02/14/2025	3,507,456
HSBC Bank USA	USD	29,350	ILS	104,429	02/20/2025	(589,747)
JPMorgan Chase Bank, NA	USD	332,322	CHF	294,508	02/27/2025	(5,920,431)
Societe Generale	USD	12,422	AUD	19,122	02/05/2025	(586,049)
Standard Chartered Bank	CNH	153,902	USD	21,232	01/23/2025	254,761
Standard Chartered Bank	TWD	654,815	USD	20,064	02/27/2025	131,541
Standard Chartered Bank	USD	81,944	TWD	2,659,989	02/27/2025	(975,860)
State Street Bank & Trust Co.	USD	41,142	THB	1,418,777	01/23/2025	514,845
State Street Bank & Trust Co.	USD	43,213	CAD	60,473	02/05/2025	(1,092,070)
State Street Bank & Trust Co.	USD	19,743	NOK	217,507	02/05/2025	(637,028)
State Street Bank & Trust Co.	SGD	1,262	USD	931	02/14/2025	6,082
State Street Bank & Trust Co.	CHF	18,205	USD	20,553	02/27/2025	376,649
UBS AG	GBP	28,724	USD	36,898	01/16/2025	942,894
UBS AG	USD	59,334	GBP	46,774	01/16/2025	(785,234)
UBS AG	CAD	31,439	USD	22,460	02/05/2025	561,817
UBS AG	USD	2,228	CAD	3,118	02/05/2025	(56,367)
UBS AG	USD	119,702	JPY	18,281,303	02/21/2025	(2,896,464)
UBS AG	EUR	810,774	USD	853,434	02/27/2025	11,639,970
UBS AG	TWD	885,993	USD	27,187	02/27/2025	218,100
UBS AG	USD	60,775	EUR	58,349	02/27/2025	(193,703)
UBS AG	USD	32,887	TWD	1,059,008	02/27/2025	(651,794)

						$(19,712,053)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $130,337,951 or 1.6% of net assets.

(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(f)

As of December 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,524,896,462 and gross unrealized depreciation of investments was $(208,701,525), resulting in net unrealized appreciation of $1,316,194,937.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

PJSC – Public Joint Stock Company

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

December 31, 2024 (unaudited)

13.1%	United Kingdom
12.6%	Japan
9.5%	China
6.4%	United States
6.4%	Germany
6.1%	Taiwan
5.5%	Italy
4.9%	Spain
4.4%	Canada
4.2%	Singapore
3.7%	Denmark
2.9%	Netherlands
2.5%	Austria
15.7%	Other
2.1%	Short-Term Investments

100.0%	Total Investments

[1]

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 2.4% or less in the following: Australia, Brazil, France, Greece, India, Israel, Saudi Arabia, South Korea, Sweden, Switzerland, Turkey and United Arab Emirates.

Bernstein Fund, Inc.

International Strategic Equities Portfolio

December 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2024:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$—	$1,812,614,330		$—	$1,812,614,330
Industrials	137,209,455	1,313,458,517		—	1,450,667,972
Information Technology	93,282,039	1,017,264,166		—	1,110,546,205
Consumer Discretionary	118,596,186	741,134,992		—	859,731,178
Health Care	—	651,621,423		—	651,621,423
Communication Services	—	489,073,734		—	489,073,734
Energy	—	369,811,343		—	369,811,343
Consumer Staples	243,264,312	107,294,845		—	350,559,157
Materials	151,374,748	93,522,391		—	244,897,139
Real Estate	—	205,636,348		—	205,636,348
Utilities	—	188,739,234		—	188,739,234
Short-Term Investments	163,622,583	—		—	163,622,583

Total Investments in Securities	907,349,323	6,990,171,323	(a)	—	7,897,520,646
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	40,723,332		—	40,723,332
Liabilities:
Forward Currency Exchange Contracts	—	(60,435,385)		—	(60,435,385)

Total	$907,349,323	$6,970,459,270		$—	$7,877,808,593

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2024 is as follows:

Fund	Market Value 09/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/30/2024 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$108,507	$578,073	$522,957	$163,623	$931